SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

September 30, 2023	Drones	Vital	Corporate	Total
Sales of goods	$4,215,220	$400,065	$-	$4,615,285
Provision of services	1,023,257	-	-	1,023,257
Total revenue	5,238,477	400,065	-	5,638,542
Segment loss (income)	12,812,936	(140,366)	6,183,566	18,856,136
Finance and other costs	(74,397)	-	(3,069)	(77,466)
Depreciation	354,139	-	7,984	362,123
Amortization	26,969	-	-	26,969
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write-off of notes receivable	-	-	104,780	104,780
Loss on write down of inventory	208,247	-	-	208,247
Net loss for the year	$13,327,894	$(140,366)	$6,235,947	$19,423,475

September 30, 2022	Drones	Vital	Corporate	Total
Sales of goods	$4,530,686	$-	$-	$4,530,686
Provision of services	1,596,102	164,110	-	1,760,212
Total revenue	6,126,788	164,110	-	6,290,898
Segment loss	4,451,926	489,361	9,439,940	16,771,803
Finance and other costs	3,985	-	(38,107)	(34,122)
Depreciation	133,511	-	4,574	138,085
Amortization	134,001	101,136	-	134,001
Change in fair value of derivative liability	-	-	(5,168,672)	(5,168,672)
Loss on write-off of notes receivable	-	-	(771,260)	(771,260)
Net loss for the year	$7,012,863	$590,497	$3,466,475	$11,069,835

SCHEDULE OF GEOGRAPHIC REVENUE
	For the three months ended September 30		For the nine months ended September 30,
Revenue	2023	2022	2023	2022
Canada	$1,736,850	$1,359,986	$5,227,983	$4,530,686
United States	401,167	516,235	410,559	1,760,212
	$2,138,017	$1,876,221	$5,638,542	$6,290,898